CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 63,641	$ (75,053)	$ 41,004
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation expense	16,138	10,897	5,523
Gain on deconsolidation of subsidiaries	(132,665)
Depreciation and amortization	19,188	16,138	8,640
Exchange (gain) loss on dual currency deposit and offshore accounts	(1,476)	1,769	(7,753)
Impairment on intangible assets	208		2,351
Impairment on equity method investments	23,025
Impairment on short-term investments	2,098
Impairment on long lived assets	90		79
Provision for doubtful accounts-accounts receivable	813	1,357	831
Provision for other current assets	146	3,543
Provision for advance to supplier	252	1,020
Provision for subscription receivable	229
Gain (loss) on disposal of equipments	(86)	128	(24)
Gain on short-term investments and fair value change of derivatives	(56,022)	(4,317)	(50,911)
Earnings (loss) in equity method investments	(20,317)	7,471	(1,320)
Changes in operating assets and liabilities:
Accounts and notes receivable	1,631	(4,639)	213
Prepaid expenses and other current assets	(19,625)	4,199	(29,446)
Other non-current assets	(488)	(5,054)	(1,332)
Accounts payable	2,213	15,933	12,344
Amounts due from/to related parties	13,063	341	1,364
Accrued expenses and other payables	3,861	11,603	12,561
Deferred revenue and advance from customers	(848)	3,104	2,319
Other non-current liabilities	156
Income tax payable	1,054	(494)	1,125
Deferred income taxes	(8,472)	967	(768)
Capital distribution received from Japan Marco (note 10)	19,158
Net cash used in operating activities	(73,035)	(11,087)	(3,200)
Cash flows from investing activities:
Considerations paid for business acquisition (net of cash acquired of $5,332, $nil and $nil for the years ended December 31, 2011, 2012 and 2013, respectively)			(74,268)
(Increase) decrease in term deposits	58,235	150,911	(696,939)
Sales of short-term investments	118,958	81,136	331,420
Proceeds from sale of call options	959	1,297
Proceeds from principal return on Series 2012-A Senior Secured Refi Loan Notes (note 10)	1,353	414
Purchase of short-term investments	(88,681)	(140,677)	(311,262)
Purchase of swaption	(1,999)
Purchase of equity method investments	(20,000)	(55,155)	(46,599)
Purchase of cost method investment	(116)		(2,460)
Purchases of Series 2012-A Senior Secured Refi Loan Notes		(10,000)
Proceeds from disposal of equipment	338		89
Purchases of equipment and property	(29,077)	(39,639)	(18,998)
Purchases of intangible assets	(1,349)	(1,029)	(325)
Proceeds from sales of discontinued business			18,443
Cash disposed of from deconsolidation of subsidiaries	(18,637)
Cash consideration received from disposition of Qingting	81
Net cash provided by (used in) investing activities	20,065	(12,742)	(800,899)
Cash flows from financing activities:
Repurchase of ordinary shares	(55,575)	(53,630)	(44,361)
Deposits for share repurchase	(10,860)
Shares issued during IPO			777,379
Proceeds from exercise of Series D warrants			198,090
Proceeds from exercise of share options	2,913	1,898	14,233
Advances to nominee shareholders of Jiexi Haohe		(1,605)
Contribution from nominee shareholders of Jiexi Haohe	1,605
Cash received for share subscription receivable			4,909
Capital contribution from noncontrolling interest shareholders			542
Proceeds from the issuance of promissory note issued to Nuomi Inc.	60,884
Consideration paid for acquiring 35% noncontrolling interest in Qingting		(555)
Net cash provided by (used in) financing activities	(1,033)	(53,892)	950,792
Net (decrease) increase in cash and cash equivalents	(54,003)	(77,721)	146,693
Cash and cash equivalents at beginning of year	207,438	284,643	136,063
Effect of exchange rate changes	873	516	1,887
Cash and cash equivalents at end of year	154,308	207,438	284,643
Supplemental schedule of cash flows information:
Income taxes paid	11	481	376
Schedule of non cash activities:
Non cash capital contribution by noncontrolling shareholder of JiehunChina		229
Payable for acquisition of property, plant and equipments included in accrued expenses and other liabilities	319	847	652
Acquisition of property, plant and equipments and other intangible assets through utilization of deposits	15,246	5,391	2,781
Repurchase of ordinary shares through utilization of deposits		21,455
Class A ordinary shares
Cash flows from financing activities:
Repurchase of ordinary shares	$ (55,575)	$ (53,630)	$ (44,361)